Financial assets and liabilities - Movement in net debt (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Financial assets and liabilities
Net decrease/(increase) in cash, cash equivalents and restricted cash per consolidated statement of cash flows*	$ 112	$ (92)
Increase in net borrowings and derivative financial instruments	163	705
Increase in net debt	275	613
Net debt at January 1	3,037	2,424
Net debt at December 31,	$ 3,312	$ 3,037